Note 2 - Revenue Recognition - Summary of Deferred Revenue Activity (Details) - USD ($) $ in Thousands		12 Months Ended	13 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Beginning balance		$ 9,956	$ 7,655
Deferral of revenue		19,200	19,857
Recognition of unearned revenue		(17,049)	(17,556)
Settlement of liability (1)	[1]	(3,922)	0
Ending balance		$ 8,185	$ 9,956

[1]	Represents settlement of a portion of the deferred revenue liability in connection with the asset acquisition discussed in Note 17.